Bank Debt, detail 2 (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure
2017	$ 12,917
2018	21,520
2019	62,943
2020	67,809
2021	137,757
2022 and thereafter	287,251
Total debt	$ 590,197	$ 671,693